Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 13, 2021
Document Effective Date	Dec. 14, 2021
Prospectus Date	Dec. 14, 2021
IQ MacKay California Municipal Intermediate ETF | IQ MacKay California Municipal Intermediate ETF
Prospectus:
Trading Symbol	MMCA